UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-21727
                                                    ----------------------------

                     FIRST TRUST/FIDAC MORTGAGE INCOME FUND
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                        1001 Warrenville Road, Suite 300
                                 LISLE, IL 60532
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.
                           First Trust Portfolios L.P.
                        1001 Warrenville Road, Suite 300
                                 LISLE, IL 60532
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

        registrant's telephone number, including area code: 630-241-4141
                                                           -------------

                       Date of fiscal year end: OCTOBER 31
                                               -----------

                    Date of reporting period: APRIL 30, 2007
                                             ---------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

                     First Trust/FIDAC Mortgage Income Fund
                     For the Six Months Ended April 30, 2007

--------------------------------------------------------------------------------
Table of Contents
--------------------------------------------------------------------------------
                     FIRST TRUST/FIDAC MORTGAGE INCOME FUND
                               SEMI-ANNUAL REPORT
                                 APRIL 30, 2007


Shareholder Letter .......................................................    1
Portfolio Commentary .....................................................    2
Portfolio Components .....................................................    4
Portfolio of Investments .................................................    5
Statement of Assets and Liabilities ......................................    7
Statement of Operations ..................................................    8
Statements of Changes in Net Assets ......................................    9
Statement of Cash Flows ..................................................   10
Financial Highlights .....................................................   11
Notes to Financial Statements ............................................   12
Additional Information ...................................................   16
   Dividend Reinvestment Plan
   Proxy Voting Policies and Procedures
   Portfolio Holdings
   NYSE Certification Information
   By-Law Amendments
   Submission of Matters to a Vote of Shareholders
   Advisory and Sub-Advisory Agreements
   Privacy Policy

                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of
Section 27A of the Securities Act of 1933. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. (the "Advisor") and/or Fixed Income Discount Advisory Company ("FIDAC" or the "Sub-Advisor") and their respective representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate," "estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of First Trust/FIDAC Mortgage Income Fund (the "Fund") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and/or FIDAC and their respective representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment. It includes details about the Fund and presents data and analysis that provide insight into the Fund's performance and investment approach.

By reading the letter from the Fund's President, James A. Bowen, together with the portfolio commentary by the portfolio management team at the Fund's Sub-Advisor, you may obtain an understanding of how the market environment affected the Fund's performance. The statistical information that follows may help you understand the Fund's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by Mr. Bowen and personnel of the Advisor and FIDAC are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The risks of investing in the Fund are spelled out in the prospectus.

--------------------------------------------------------------------------------
Shareholder Letter
--------------------------------------------------------------------------------
                  FIRST TRUST/FIDAC MORTGAGE INCOME FUND (FMY)
                               SEMI-ANNUAL REPORT
                                 APRIL 30, 2007


Dear Shareholders:

We believe investment opportunities abound, both here and abroad, affording the potential for exceptional returns for investors. At First Trust Advisors L.P. ("First Trust"), we realize that we must be mindful of the complexities of the global economy and at the same time address the needs of our customers through the types of investments we bring to market.

We are single-minded about providing a range of investment products, including our family of closed-end funds, to help First Trust meet the challenge of maximizing our customers' financial opportunities. Translating investment ideas into products which can deliver performance over the long term while continuing to support our current product line remains a focus for First Trust as we head into the future.

The report you hold will give you detailed information about your investment in First Trust/FIDAC Mortgage Income Fund over the past six-month period. I encourage you to read this report and discuss it with your financial advisor.

First Trust is pleased to be a part of your financial portfolio and we will continue to offer you current information about your investment, as well as new opportunities in the financial marketplace, through your financial advisor. We value our relationship with you and appreciate the opportunity to assist you in achieving your financial goals.

Sincerely,

/S/JAMES A. BOWEN
James A. Bowen
President of First Trust/FIDAC Mortgage Income Fund
June 11, 2007

--------------------------------------------------------------------------------
                              Portfolio Commentary
--------------------------------------------------------------------------------

                                  SUB-ADVISOR

FIDAC (FIXED INCOME DISCOUNT ADVISORY COMPANY)

Fixed Income Discount Advisory Company ("FIDAC") is the sub-advisor to First Trust/FIDAC Mortgage Income Fund (the "Fund"). FIDAC is the wholly-owned registered investment advisor of Annaly Capital Management Inc. ("Annaly"), a publicly traded real estate investment trust that trades under the New York Stock Exchange ("NYSE") symbol of NLY. The Fund trades under the ticker symbol FMY on the NYSE. Formed in 1994, FIDAC has become one of the leading fixed-income management companies in the world specializing in mortgage-backed securities and interest rate sensitive strategies.

FIDAC manages numerous investment vehicles that are marketed globally through distributor relationships. Overall, the principal business objective is to generate net income for distribution to investors from the spread between the interest income on mortgage-backed securities and the costs of borrowing to finance their acquisition. FIDAC's team of investment professionals has built a successful long-term track record through some of the most challenging fixed-income markets in memory.

                           PORTFOLIO MANAGEMENT TEAM

ERIC SZABO, CFA, PRM
SENIOR VICE PRESIDENT, INVESTMENT STRATEGIST

Mr. Szabo is a Senior Vice President and Investment Strategist for Annaly and FIDAC. Prior to joining the companies in April 2004, he worked for TimesSquare Capital Management as a Mortgage Analyst and Trader. Mr. Szabo has a Bachelor's degree from The College of New Jersey and a Master's degree in Finance from Boston College. Mr. Szabo is a certified Professional Risk Manager as designated by PRMIA, the Professional Risk Managers' International Association, and a CFA charterholder.

ROSE-MARIE LYGHT
EXECUTIVE VICE PRESIDENT, CO-HEAD OF PORTFOLIO MANAGEMENT

Mrs. Lyght is an Executive Vice President and Co-Head of Portfolio Management of Annaly and FIDAC. She joined both companies in April 1999. Since that time she has been involved in the asset selection and financing for FIDAC funds and high net worth separate accounts. She has also been a portfolio manager on FIDAC's offshore funds since December 2000. Mrs. Lyght has a Bachelor of Science in Finance and a Master's Degree in Business Administration from Villanova University.

FIRST TRUST/FIDAC MORTGAGE INCOME FUND

The Fund commenced trading on May 26, 2005. The Fund's primary investment objective is to seek a high level of current income. As a secondary objective, the Fund seeks to preserve capital. The Fund pursues its objectives by investing primarily in mortgage-backed securities representing part ownership in a pool of either residential or commercial mortgage loans that, in the opinion of the Fund's sub-advisor, FIDAC, offer an attractive combination of credit quality, yield and maturity. These securities may be issued by government agencies or by private originators or issuers, generally in the form of pass-through certificates, collateralized mortgage obligations, residential mortgage-backed securities or commercial mortgage-backed securities. The Fund may leverage to an aggregate amount of up to 33-1/3% of the Fund's managed assets. The Fund employs leverage primarily through the use of reverse repurchase agreements.

FUND RECAP

The Fund currently has a bias towards rising interest rates and should outperform other fixed-income investments when interest rates rise in tandem across the different maturities of the Treasury curve. Conversely, it will generally underperform other fixed-income investments when interest rates are falling in tandem. The majority of return is achieved through dividend income and therefore dividends may fluctuate in response to the market environment.

--------------------------------------------------------------------------------
                        Portfolio Commentary (continued)
--------------------------------------------------------------------------------

SUB-ADVISOR Q&A

HOW DID THE FUND PERFORM OVER THE LAST SIX MONTHS?

For the six-month period ended April 30, 2007, the Fund had a total net asset value ("NAV") return of 2.50% and a market value return of 3.86%. As of April 30, 2007, the Fund traded at $16.70, an 8.8% discount to its NAV. Below is a table comparing the NAV and market price returns of the Fund (net of accrued fees) to the Fund's benchmark, the Lehman Brothers MBS Fixed Rate Index.

                                    FMY       FMY         LEHMAN BROTHERS MBS
                                    NAV   MARKET VALUE      FIXED RATE INDEX
                  10/31/2006 -
                  04/30/2007       2.50%     3.86%               2.96%

For the six-month period ended April 30, 2007, the Fund paid $0.51 per share in dividends and the Fund's NAV fell 0.54% to $18.31 from $18.41. During this period, in spite of the continuing pressures of a flat yield curve, the Fund had an income return of 3.10% while its benchmark had an income return of 2.73%.

WHAT WERE THE FACTORS THAT AFFECTED FUND PERFORMANCE?

The underperformance of the Fund's NAV total return relative to its benchmark was mostly due to the Fund's NAV failing to recover from a drop in interest rates throughout the early part of 2007. During February and March of 2007, the Fund's NAV came under pressure relative to its index as Treasury bond yields fell across the yield curve. In the course of this two-month period, the 2-Year Treasury Note and 10-Year Treasury Note declined 34 basis points and 16 basis points, respectively. A falling interest rate environment negatively impacts the interest-only portion of the Fund's assets because these securities generally have a negative duration and therefore will move in the opposite direction of other fixed-income instruments when interest rates fall, causing the Fund to lag its benchmark. Despite interest rates stabilizing somewhat in April of 2007, the Fund's NAV failed to recover as prepayment fears from the prior two months' lower interest rate environment remained, dragging down the relative price performance of the interest-only securities.

WHAT IS YOUR OUTLOOK FOR THE MARKET AND THE FUND?

Looking forward, we continue to expect the Fund to outperform other fixed-income asset classes if interest rates increase. While we do not currently expect the Federal Reserve to resume its campaign to increase funding costs, the income of the Fund will come under pressure if such a scenario unfolds and the Treasury yield curve remains flat. The effect of increased funding costs could be somewhat offset by higher yields on the securities due to slower prepayments and we continue to explore portfolio adjustments that will help maintain income performance under such a scenario. On the other hand, if the Federal Reserve were to lower funding costs, in isolation, we believe this would be beneficial for the income of the Fund, assuming prepayment speeds remained relatively stable.

FIRST TRUST/FIDAC MORTGAGE INCOME FUND
PORTFOLIO COMPONENTS*
APRIL 30, 2007 (UNAUDITED)


                                [GRAPHIC OMITTED]
     EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

U.S. Government Agency Mortgage-Backed Securities    72.3%
Collateralized Mortgage Obligations                  27.7%

         * Percentages are based on total investments. Please note that the percentages shown on the Portfolio of Investments are based on net assets.

Page 4                 See Notes to Financial Statements.

FIRST TRUST/FIDAC MORTGAGE INCOME FUND
PORTFOLIO OF INVESTMENTS
APRIL 30, 2007 (UNAUDITED)


    PRINCIPAL                                                                          MARKET
     VALUE                        DESCRIPTION                                           VALUE
   ----------  -----------------------------------------------------------------  -----------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 91.5%

                  FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) - 14.8%
$     6,001,170   Gold, Pool A38042, 6.00%, 10/01/35 ...........................  $   6,057,129
      5,000,000   Federal Home Loan Mortgage Corp.,
                     Series 1, 7.50%, 12/27/21(a) ..............................      4,875,000
                                                                                  --------------
                                                                                     10,932,129
                                                                                  --------------
                  FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) - 76.7%
      9,182,250   Pool 256182, 6.00%, 3/01/36 ..................................      9,203,771
     13,596,906   Pool 256328, 6.50%, 7/01/36 ..................................     13,815,731
      9,137,376   Pool 831145, 6.00%, 12/01/35 .................................      9,217,303
      8,590,769   Pool 843971, 6.00%, 11/01/35 .................................      8,665,915
      6,435,037   Pool 872303, 6.00%, 5/01/36 ..................................      6,487,159
      9,413,336   Pool 880203, 6.00%, 2/01/36 ..................................      9,452,740
                                                                                  --------------
                                                                                     56,842,619
                                                                                  --------------
                  TOTAL U.S. GOVERNMENT AGENCY
                  MORTGAGE-BACKED SECURITIES ...................................     67,774,748
                                                                                  --------------
                     (Cost $62,390,348)

COLLATERALIZED MORTGAGE OBLIGATIONS - 35.1%

        564,469   Federal Home Loan Mortgage Corp.,
                     Series 2716, Class CI, IO, 5.00%, 5/15/19 .................          47,690
      3,045,736   Federal Home Loan Mortgage Corp.,
                     Series 2747, Class IH, IO, 5.00%, 12/15/13 ................         95,533
     14,061,621   Federal Home Loan Mortgage Corp.,
                     Series 2807, Class SB, IO, 2.13%, 11/15/33 (b) ............      1,505,738
      2,360,100   Federal Home Loan Mortgage Corp.,
                     Series 2836, Class PI, IO, 5.00%, 9/15/22 .................        152,605
      4,739,600   Federal Home Loan Mortgage Corp.,
                     Series 2870, Class JI, IO, 5.00%, 10/15/27 ................        734,498
        792,000   Federal Home Loan Mortgage Corp.,
                     Series 2888, Class OI, IO, 5.00%, 1/15/27 .................        125,345
      1,774,808   Federal Home Loan Mortgage Corp.,
                     Series 2921, Class IQ, IO, 5.00%, 1/15/29 .................        318,729
      2,000,311   Federal Home Loan Mortgage Corp.,
                     Series 2938, Class PI, IO, 5.00%, 11/15/28 ................        236,489
      1,933,440   Federal Home Loan Mortgage Corp.,
                     Series 2943, Class JI, IO, 5.00%, 1/15/24 .................        175,340
      1,425,285   Federal Home Loan Mortgage Corp.,
                     Series 2961, Class IP, IO, 5.50%, 7/15/28 .................        152,549
        797,649   Federal Home Loan Mortgage Corp.,
                     Series 3171, Class CS, 7.38%, 6/15/36 (b) .................        798,422
      1,627,778   Federal Home Loan Mortgage Corp.,
                     Series 3195, Class SX, 11.57%, 7/15/36 (b) ................      1,775,336
     29,528,123   Federal Home Loan Mortgage Corp., STRIP,
                     Series 227, Class IO, IO, 5.00%, 12/01/34 .................      6,986,924
      5,934,431   Federal Home Loan Mortgage Corp., STRIP,
                     Series 231, Class IO, IO, 5.50%, 8/01/35 ..................      1,363,969
     11,128,837   Federal Home Loan Mortgage Corp., STRIP,
                     Series 232, Class IO, IO, 5.00%, 8/01/35 ..................      2,580,902

                       See Notes to Financial Statements.                 Page 5

FIRST TRUST/FIDAC MORTGAGE INCOME FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
APRIL 30, 2007 (UNAUDITED)


    PRINCIPAL                                                                          MARKET
     VALUE                        DESCRIPTION                                           VALUE
   ----------  -----------------------------------------------------------------  -----------------
COLLATERALIZED MORTGAGE OBLIGATIONS - (CONTINUED)

$     3,171,193   Federal Home Loan Mortgage Corp., STRIP,
                     Series 235, Class IO, IO, 5.50%, 2/01/36 ..................  $     752,275
      4,742,816   Federal Home Loan Mortgage Corp., STRIP,
                     Series 240, Class IO, IO, 5.50%, 7/15/36 ..................      1,109,250
      4,256,187   Federal National Mortgage Association,
                     Series 2005-122, Class SN, 7.32%, 1/25/36 (b) .............      4,238,476
      2,108,447   Federal National Mortgage Association,
                     Series 2005-39, Class BI, IO, 5.00%, 6/25/28 ..............        224,627
     11,175,614   Federal National Mortgage Association, STRIP,
                     Series 360, Class 2, IO, 5.00%, 8/01/35 ...................      2,615,513
                                                                                  --------------
                  TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS ....................     25,990,210
                                                                                  --------------
                  (Cost $30,601,275)

                  TOTAL INVESTMENTS - 126.6% ...................................     93,764,958
                                                                                  --------------
                  (Cost $92,991,622) (c)

REVERSE REPURCHASE AGREEMENT - (27.3%)

    (20,233,000)  With UBS Securities 5.28% dated 4/30/07, to
                  be repurchased at $20,241,852 on 5/01/07,
                  collateralized by $25,876,115 FHLMC 2.13%
                  due 11/15/33, FNMA 6.00% due 11/01/35, FNMA
                  6.00% due 12/01/35 and FNMA
                  6.00% due 5/01/36 ............................................    (20,233,000)
                                                                                  --------------
                  TOTAL REVERSE REPURCHASE AGREEMENT ...........................    (20,233,000)
                                                                                  --------------
                  (Cost $20,233,000)

                  NET OTHER ASSETS AND LIABILITIES - 0.7% ......................        524,949
                                                                                  --------------
                  NET ASSETS - 100.0% ..........................................  $  74,056,907
                                                                                  ==============

------------------------------------------------
         (a) Variable rate security. The interest rate shown reflects the rate in effect at April 30, 2007.
         (b) Inverse floating rate instrument. The interest rate shown reflects the rate in effect at April 30, 2007.
         (c) Aggregate cost for federal income tax and financial reporting purposes.
         IO  Interest Only
      STRIP  Separate trading of registered interest and principal of securities

Page 6                 See Notes to Financial Statements.

FIRST TRUST/FIDAC MORTGAGE INCOME FUND
STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2007 (UNAUDITED)

ASSETS:
Investments, at value
   (Cost $92,991,622) .....................................................................................     $ 93,764,958
Cash ......................................................................................................           18,118
Prepaid expenses ..........................................................................................           19,724
Dividends and interest receivable .........................................................................          749,385
                                                                                                                -------------
       Total Assets .......................................................................................       94,552,185
                                                                                                                -------------
LIABILITIES:
Reverse repurchase agreement ..............................................................................       20,233,000
Payables:
   Interest on reverse repurchase agreement ...............................................................           97,079
   Investment advisory fees ...............................................................................           78,063
   Printing fees ..........................................................................................           35,075
   Audit and legal fees ...................................................................................           32,430
   Administrative fees ....................................................................................            8,333
   Transfer agent fees ....................................................................................            4,006
   Trustees' fees and expenses ............................................................................            3,310
   Custodian fees .........................................................................................            1,923
Accrued expenses ..........................................................................................            2,059
                                                                                                                -------------
       Total Liabilities ..................................................................................       20,495,278
                                                                                                                -------------
NET ASSETS ................................................................................................     $ 74,056,907
                                                                                                                =============
NET ASSETS CONSIST OF:
Undistributed net investment income .......................................................................     $    266,869
Accumulated net realized loss on investments sold .........................................................       (4,082,864)
Net unrealized appreciation of investments ................................................................          773,336
Par value .................................................................................................           40,452
Paid-in capital ...........................................................................................       77,059,114
                                                                                                                -------------
       Net Assets .........................................................................................     $ 74,056,907
                                                                                                                =============
NET ASSET VALUE, applicable to Common Shares outstanding
   (par value $0.01 per Common Share) .....................................................................     $      18.31
                                                                                                                =============
Number of Common Shares outstanding (unlimited number of Common Shares has been authorized) ...............        4,045,236
                                                                                                                =============

                       See Notes to Financial Statements.                 Page 7

FIRST TRUST/FIDAC MORTGAGE INCOME FUND
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 2007 (UNAUDITED)

INVESTMENT INCOME:
Interest .......................................................................   $   3,281,439
Dividends ......................................................................           2,924
                                                                                   --------------
   Total investment income .....................................................       3,284,363
                                                                                   --------------
EXPENSES:
Interest expense on reverse repurchase agreements ..............................         578,719
Investment advisory fees .......................................................         473,961
Administration fees ............................................................          49,999
Audit and legal fees ...........................................................          24,409
Trustees' fees and expenses ....................................................          20,100
Printing fees ..................................................................          17,084
Transfer agent fees ............................................................          16,217
Custodian fees .................................................................           6,533
Other ..........................................................................          35,306
                                                                                   --------------
   Total expenses ..............................................................       1,222,328
                                                                                   --------------
NET INVESTMENT INCOME ..........................................................       2,062,035
                                                                                   --------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on investments ........................................          11,206
Net change in unrealized appreciation (depreciation) on investments ............        (411,406)
                                                                                   --------------
Net realized and unrealized gain (loss) on investments .........................        (400,200)
                                                                                   --------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ...................................................   $   1,661,835
                                                                                   ==============

Page 8                 See Notes to Financial Statements.

FIRST TRUST/FIDAC MORTGAGE INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS



                                                                                     SIX MONTHS
                                                                                        ENDED                   YEAR
                                                                                     4/30/2007                 ENDED
                                                                                     (UNAUDITED)             10/31/2006
                                                                                   --------------          --------------
OPERATIONS:
Net investment income ..........................................................   $   2,062,035           $   4,158,033
Net realized gain (loss) on investments ........................................          11,206              (3,858,696)
Net change in unrealized appreciation (depreciation) on investments ............        (411,406)              1,515,564
                                                                                   -------------           -------------
Net increase (decrease) in net assets resulting from operations ................       1,661,835               1,814,901

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income ..........................................................      (2,063,070)             (4,281,478)
                                                                                   -------------           -------------
Total distributions to shareholders ............................................      (2,063,070)             (4,281,478)
                                                                                   -------------           -------------
Net decrease in net assets .....................................................        (401,235)             (2,466,577)

NET ASSETS:
Beginning of period ............................................................      74,458,142              76,924,719
                                                                                   -------------           -------------
End of period ..................................................................   $  74,056,907           $  74,458,142
                                                                                   =============           =============
Undistributed net investment income at end of period ...........................   $     266,869           $     267,904
                                                                                   =============           =============

                       See Notes to Financial Statements.                 Page 9

FIRST TRUST/FIDAC MORTGAGE INCOME FUND
STATEMENT OF CASH FLOWS
FOR THE SIX MONTHS ENDED APRIL 30, 2007 (UNAUDITED)

CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase in net assets resulting from operations ...........................   $   1,661,835
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:
   Changes in assets and liabilities:
   Decrease in investments, at value* ..........................................       2,302,485
   Decrease in interest receivable .............................................         125,728
   Increase in prepaid expenses and other assets ...............................          (6,385)
   Decrease in interest expense on reverse repurchase agreements ...............        (188,623)
   Decrease in investment advisory fees payable ................................          (3,655)
   Decrease in audit and legal fees payable ....................................         (16,539)
   Increase in printing fees payable ...........................................           4,382
   Decrease in administrative fees payable .....................................          (3,321)
   Increase in custodian fees payable ..........................................           1,060
   Increase in transfer agent fees .............................................             810
   Decrease in Trustees' fees and expenses .....................................             (23)
   Increase in accrued expenses and other liabilities ..........................             497
                                                                                   -------------
CASH PROVIDED BY OPERATING ACTIVITIES ..........................................                      $   3,878,251
CASH FLOWS FROM FINANCING ACTIVITIES:
   Distributions to shareholders from net investment income ....................      (2,063,070)
   Decrease in reverse repurchase agreements ...................................      (1,812,000)
                                                                                   -------------
CASH USED BY FINANCING ACTIVITIES ..............................................                         (3,875,070)
                                                                                                      -------------
Increase in cash ...............................................................                              3,181
Cash at beginning of period ....................................................                             14,937
                                                                                                      -------------
Cash at end of period ..........................................................                      $      18,118
                                                                                                      =============
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Cash paid during the period for interest .......................................                      $     767,342

--------------------------------------------------
* Includes net change in unrealized depreciation on investments of $411,406.

Page 10                See Notes to Financial Statements.

FIRST TRUST/FIDAC MORTGAGE INCOME FUND
FINANCIAL HIGHLIGHTS
FOR A COMMON SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                                                                   SIX MONTHS
                                                                                      ENDED             YEAR            PERIOD
                                                                                   4/30/2007           ENDED            ENDED
                                                                                   (UNAUDITED)       10/31/2006      10/31/2005(a)
                                                                                --------------     -------------   --------------
Net asset value, beginning of period ...................................        $        18.41     $       19.02   $       19.10(b)
                                                                                --------------     -------------   -------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income ..................................................                  0.51              1.03            0.36
Net realized and unrealized loss on investments ........................                 (0.10)            (0.58)          (0.09)
                                                                                --------------     -------------   -------------
Total from investment operations .......................................                  0.41              0.45            0.27
                                                                                --------------     -------------   -------------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income ..................................................                 (0.51)            (1.06)          (0.31)
                                                                                --------------     -------------   -------------
Total from distributions ...............................................                 (0.51)            (1.06)          (0.31)
                                                                                --------------     -------------   -------------
Common Shares offering costs charged to paid-in capital ................                    --                --           (0.04)
                                                                                --------------     -------------   -------------
Net asset value, end of period .........................................        $        18.31     $       18.41   $       19.02
                                                                                ==============     =============   =============
Market value, end of period ............................................        $        16.70     $       16.58   $       16.40
                                                                                ==============     =============   =============
TOTAL RETURN BASED ON NET ASSET VALUE (C)(D) ...........................                  2.50%             3.30%           1.37%
                                                                                ==============     =============   =============
TOTAL RETURN BASED ON MARKET VALUE (D)(E) ..............................                  3.86%             7.89%         (16.53)%
                                                                                ==============     =============   =============

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) ...................................        $       74,057     $      74,458   $      76,925
Ratio of net expenses to average net assets excluding interest expense .                  1.76%(f)          1.69%           1.62%(f)
Ratio of net expenses to average net assets ............................                  3.34%(f)          3.06%           2.28%(f)
Ratio of total expenses to average net assets ..........................                  3.34%(f)          3.10%           2.48%(f)
Ratio of net investment income to average net assets ...................                  5.63%(f)          5.55%           4.30%(f)
Portfolio turnover rate ................................................                     7%               76%             14%

--------------------------------------------------
(a) The Fund commenced operations on May 17, 2005.
(b) Net of sales load of $0.90 per share on initial shares issued.
(c) Total return based on net asset value is the combination of reinvested dividend distributions and reinvested capital gains distributions, if any, at prices obtained by the Dividend Reinvestment Plan and changes in net asset value per share and does not reflect sales load.
(d) Total return is not annualized for periods less than one year.
(e) Total return based on market value is the combination of reinvested dividend distributions and reinvested capital gains distributions, if any, at prices obtained by the Dividend Reinvestment Plan and changes in Common Share market price per share.
(f) Annualized.



                       See Notes to Financial Statements.                Page 11

--------------------------------------------------------------------------------
Notes to Financial Statements
--------------------------------------------------------------------------------
                     FIRST TRUST/FIDAC MORTGAGE INCOME FUND
                           APRIL 30, 2007 (UNAUDITED)


                              1. FUND DESCRIPTION

First Trust/FIDAC Mortgage Income Fund (the "Fund") is a diversified closed-end management investment company organized as a Massachusetts business trust on February 22, 2005, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund trades under the ticker symbol FMY on the New York Stock Exchange ("NYSE").

The Fund's primary investment objective is to seek a high level of current income. As a secondary objective, the Fund seeks to preserve capital. The Fund pursues these objectives by investing in mortgage-backed securities that, in the opinion of Fixed Income Discount Advisory Company ("FIDAC" or the "Sub-Advisor"), offer an attractive combination of credit quality, yield and maturity. There can be no assurance that the Fund's investment objectives will be achieved. The Fund may not be appropriate for all investors.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION:

The net asset value ("NAV") of the Common Shares of the Fund is computed based upon the value of the Fund's portfolio securities and other assets less any accrued liabilities. The NAV is determined as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund calculates NAV per Common Share by subtracting the Fund's liabilities (including accrued expenses, dividends payable and all borrowings of the Fund) from the Fund's Total Assets (the value of the securities and other investments the Fund holds plus cash or other assets, including interest accrued but not yet received) and dividing the result by the total number of Common Shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Fund's Board of Trustees. Securities for which market quotations are readily available are valued at market value, which is currently determined using the last reported sale price or, if no sales are reported (as in the case of some securities traded over-the-counter), the last reported bid price, except that certain U.S. government securities are valued at the mean between the last reported bid and asked prices. The Fund values Mortgage-Backed Securities ("MBS") and other debt securities not traded in an organized market on the basis of valuations provided by dealers or by an independent pricing service, approved by the Board of Trustees, which uses information with respect to transactions in such securities, quotations from dealers, market transactions for comparable securities, various relationships between securities and yield to maturity in determining value. Debt securities having a remaining maturity of less than sixty days when purchased and debt securities originally purchased with maturities of sixty days or more but which currently have maturities of less than sixty days are valued at cost adjusted for amortization of premiums and accretion of discounts. In the event that market quotations are not readily available, the pricing service does not provide a valuation for a particular security, or the valuations are deemed unreliable, or if events occurring after the close of the principal markets for particular securities (e.g., domestic debt and foreign securities), but before the Fund values its assets, would materially affect NAV, First Trust Advisors L.P. ("First Trust") may use a fair value method to value the Fund's securities and investments. The use of fair value pricing by the Fund is governed by valuation procedures adopted by the Fund's Board of Trustees, and in accordance with the provisions of the 1940 Act.

The Fund values exchange-traded options and other derivative contracts at the closing price on the exchange on which they are principally traded, or if not traded, or no closing price is available, at the mean between the last bid and asked prices.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Amortization of premiums and the accretion of discounts are recorded using the effective interest method.

--------------------------------------------------------------------------------
Notes to Financial Statements - (Continued)
--------------------------------------------------------------------------------
                     FIRST TRUST/FIDAC MORTGAGE INCOME FUND
                           APRIL 30, 2007 (UNAUDITED)

The Fund follows provisions of EMERGING ISSUES TASK FORCE NO. 99 20 ("EITF 99 20") "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets" for certain lower credit quality securitized assets that have contractual cash flows (for example, asset-backed securities, collateralized mortgage obligations and commercial mortgage-backed securities).

Under EITF 99 20, if there is a change in the estimated cash flows for any of these securities, based on an evaluation of current information, then the estimated yield is adjusted on a prospective basis over the remaining life of the security. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date; interest income is not accrued until settlement date. The Fund maintains liquid assets with a current value at least equal to the amount of its when-issued or delayed delivery purchase commitments.

C. REVERSE REPURCHASE AGREEMENTS:

A reverse repurchase agreement, although structured as a sale and repurchase obligation, acts as a financing under which the Fund pledges its assets as collateral to secure a short-term loan. Generally the other party to the agreement makes the loan in an amount equal to a percentage of the market value of the pledged collateral. At the maturity of the reverse repurchase agreement, the Fund will be required to repay the loan and correspondingly receive back its collateral. While used as collateral, the assets continue to pay principal and interest which are for the benefit of the Fund.

Information for the six months ended April 30, 2007:

     Maximum amount outstanding during the period.....................................       $23,998,000

     Average amount outstanding during the period* ...................................       $21,704,983

     Average monthly shares outstanding during the period.............................         4,045,236

     Average debt per share outstanding during the period.............................       $      5.37

* The average amount outstanding during the period was calculated by adding the borrowings at the end of each day and dividing the sum by the number of days in the period ended April 30, 2007.

Interest rates ranged from 5.23% to 5.44% during the period ended April 30, 2007, on borrowings by the Fund under reverse repurchase agreements, which had interest expense that aggregated $578,719.

D. INVERSE FLOATING RATE INSTRUMENTS:

An inverse floating rate security is one where the coupon is inversely indexed to a short-term floating interest rate multiplied by a specific factor. As the floating rate rises, the coupon is reduced. Conversely, as the floating rate declines, the coupon is increased. The price of these securities may be more volatile than the price of a comparable fixed-rate security. These instruments are typically used to enhance the yield of the portfolio. The investments are identified on the Portfolio of Investments.

E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:

The Fund will distribute to holders of its Common Shares monthly dividends of all or a portion of its net income after the payment of interest and dividends in connection with leverage. Distributions will automatically be reinvested into additional Common Shares pursuant to the Fund's Dividend Reinvestment Plan unless cash distributions are elected by the shareholder.

Distributions from income and capital gains are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund.

--------------------------------------------------------------------------------
Notes to Financial Statements - (Continued)
--------------------------------------------------------------------------------
                     FIRST TRUST/FIDAC MORTGAGE INCOME FUND
                           APRIL 30, 2007 (UNAUDITED)

The tax character of distributions paid during fiscal year ended October 31, 2006 and the fiscal period ended October 31, 2005 is as follows:

                                                                                            2006                2005
Distributions paid from:
Ordinary Income..........................................................       $        4,281,478        $   1,264,541

As of October 31, 2006, the components of distributable earnings on a tax basis are as follows:
Undistributed Ordinary Income...................................                $          267,904
Net Unrealized Appreciation.......................................              $        1,042,867

F. INCOME TAXES:

The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, and by distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal or state income taxes.

As of October 31, 2006, the Fund had a capital loss carryforward for federal income tax purposes of $24,542 and $3,927,794 expiring on October 31, 2013 and October 31, 2014, respectively.

G. EXPENSES:

The Fund pays all expenses directly related to its operations.

H. ORGANIZATION AND OFFERING COSTS:

Organization costs consist of costs incurred to establish the Fund and enable it to legally do business. These costs include filing fees, listing fees, legal services pertaining to the organization of the business and audit fees relating to the initial registration and auditing the initial statement of assets and liabilities, among other fees. Offering costs consist of legal fees pertaining to the Fund's Common Shares offered for sale, registration fees, underwriting fees, and printing of the initial prospectus, among other fees. First Trust and FIDAC have paid all organization expenses and all offering costs of the Fund (other than sales load) that exceeded $0.04 per Common Share. The Fund's share of Common Share offering costs, $161,809, was recorded as a reduction of the proceeds from the sale of Common Shares during the period ended October 31, 2005.

I. ACCOUNTING PRONOUNCEMENTS:

In July 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes." This pronouncement provides guidance on the recognition, measurement, classification, and disclosures related to uncertain tax positions, along with any related interest and penalties. FIN 48 is effective for fiscal years beginning after December 15, 2006. At this time, management is evaluating the implications of FIN 48 and its impact on the financial statements has not yet been determined.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157 Fair Value Measurements ("SFAS 157") was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

          3. INVESTMENT ADVISORY FEE AND OTHER AFFILIATED TRANSACTIONS

First Trust is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. First Trust serves as investment advisor to the Fund pursuant to an Investment Management Agreement. First Trust is responsible for the ongoing monitoring of the Fund's investment portfolio, managing the Fund's business affairs and certain administrative services necessary for the management of the Fund. For these investment management services, First Trust is entitled to a monthly fee calculated at an annual rate of 1.00% of the Fund's Managed Assets (the value of the securities and other investments the Fund holds plus cash or other assets, including interest accrued but not yet received minus accrued liabilities other than the principal amount of borrowings).

FIDAC serves as the Fund's sub-advisor and manages the Fund's portfolio subject to First Trust's supervision. The Sub-Advisor receives a portfolio management fee of 0.50% of Managed Assets that is paid monthly by First Trust from its investment advisory fee.

--------------------------------------------------------------------------------
Notes to Financial Statements - (Continued)
--------------------------------------------------------------------------------
                     FIRST TRUST/FIDAC MORTGAGE INCOME FUND
                           APRIL 30, 2007 (UNAUDITED)

PFPC Inc. ("PFPC"), an indirect, majority-owned subsidiary of The PNC Financial Services Group, Inc., serves as the Fund's Administrator and Transfer Agent in accordance with certain fee arrangements. PFPC Trust Company, also an indirect, majority-owned subsidiary of The PNC Financial Services Group, Inc., serves as the Fund's Custodian in accordance with certain fee arrangements.

Effective January 1, 2007, the Trustees approved a revised compensation plan. Under the revised plan, each Trustee who is not an officer or employee of First Trust Advisors, any sub-advisor or any of their affiliates, ("Independent Trustees") is paid an annual retainer of $10,000 per investment company for the first 14 investment companies of the First Trust Fund Complex and an annual retainer of $7,500 per investment company of each subsequent investment company added to the First Trust Fund Complex. The annual retainer is allocated equally among each of the investment companies. No additional meeting fees are paid in connection with board or committee meetings.

Additionally, Thomas R. Kadlec is paid $10,000 annually to serve as the Lead Independent Trustee and Niel B. Nielson is paid $5,000 annually to serve as the chairman of the Audit Committee with such compensation paid by the funds in the First Trust Fund Complex and divided among those funds. Trustees are also reimbursed by the investment companies in the First Trust Fund Complex for travel and out-of-pocket expenses in connection with all meetings. The Trustees adopted the revised plan because the increase in the number of funds in the First Trust Fund Complex had the effect of rapidly increasing their compensation under the previous arrangements. Prior to January 1, 2007, the funds paid each Trustee who is not an officer or employee of First Trust Advisors, any sub-advisor or any of their affiliates an annual retainer of $10,000, which included compensation for all board and committee meetings.

                      4. PURCHASES AND SALES OF SECURITIES

Cost of purchases and proceeds from sales of U.S. government securities, excluding short-term investments, for the six months ended April 30, 2007, aggregated amounts were $12,570,965 and $5,000,000, respectively.

As of April 30, 2007, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $1,344,328 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $570,992.

                                5. COMMON SHARES

As of April 30, 2007, 4,045,236 of $0.01 par value Common Shares were issued. An unlimited number of Common Shares has been authorized under the Fund's Dividend Reinvestment Plan.

                   6. PREFERRED SHARES OF BENEFICIAL INTEREST

The Fund's Declaration of Trust authorizes the issuance of an unlimited number of preferred shares of beneficial interest, par value $0.01 per share (the "Preferred Shares"), in one or more classes or series, with rights as determined by the Board of Trustees without the approval of Common Shareholders. As of April 30, 2007, no Preferred Shares had been issued.

                            7. CONCENTRATION OF RISK

An investment in the Fund's Common Shares is subject to investment risk, including the possible loss of the entire principal invested. An investment in Common Shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably. Common Shares at any point in time may be worth less than the original investment, even after taking into account the reinvestment of Fund dividends and distributions. Security prices can fluctuate for several reasons including the general condition of the bond market, or when political or economic events affecting the issuers occur.

                              8. SUBSEQUENT EVENTS

On April 20, 2007, the Fund declared a dividend of $0.085 per share, which represents a dividend from net investment income to Common Shareholders of record May 3, 2007, payable May 15, 2007.

On May 21, 2007, the Fund declared a dividend of $0.085 per share, which represents a dividend from net investment income to Common Shareholders of record June 6, 2007, payable June 15, 2007.

--------------------------------------------------------------------------------
Additional Information
--------------------------------------------------------------------------------
                     FIRST TRUST/FIDAC MORTGAGE INCOME FUND
                           APRIL 30, 2007 (UNAUDITED)

                           DIVIDEND REINVESTMENT PLAN

If your Common Shares are registered directly with the Fund or if you hold your Common Shares with a brokerage firm that participates in the Fund's Dividend Reinvestment Plan (the "Plan"), unless you elect, by written notice to the Fund, to receive cash distributions, all dividends, including any capital gain distributions, on your Common Shares will be automatically reinvested by PFPC Inc. (the "Plan Agent"), in additional Common Shares under the Plan. If you elect to receive cash distributions, you will receive all distributions in cash paid by check mailed directly to you by PFPC Inc., as the dividend paying agent.

If you decide to participate in the Plan, the number of Common Shares you will receive will be determined as follows:

         (1) If Common Shares are trading at or above net asset value ("NAV") at the time of valuation, the Fund will issue new shares at a price equal to the greater of (i) NAV per Common Share on that date or
             (ii) 95% of the market price on that date.

         (2) If Common Shares are trading below NAV at the time of valuation, the Plan Agent will receive the dividend or distribution in cash and will purchase Common Shares in the open market, on the NYSE or elsewhere, for the participants' accounts. It is possible that the market price for the Common Shares may increase before the Plan Agent has completed its purchases. Therefore, the average purchase price per share paid by the Plan Agent may exceed the market price at the time of valuation, resulting in the purchase of fewer shares than if the dividend or distribution had been paid in Common Shares issued by the Fund. The Plan Agent will use all dividends and distributions received in cash to purchase Common Shares in the open market within 30 days of the valuation date except where temporary curtailment or suspension of purchases is necessary to comply with federal securities laws. Interest will not be paid on any uninvested cash payments.

You may elect to opt-out of or withdraw from the Plan at any time by giving written notice to the Plan Agent, or by telephone at #800) 331-1710 in accordance with such reasonable requirements as the Plan Agent and Fund may agree upon. If you withdraw or the Plan is terminated, you will receive a certificate for each whole share in your account under the Plan and you will receive a cash payment for any fraction of a share in your account. If you wish, the Plan Agent will sell your shares and send you the proceeds, minus brokerage commissions.

The Plan Agent maintains all Common Shareholders' accounts in the Plan and gives written confirmation of all transactions in the accounts, including information you may need for tax records. Common Shares in your account will be held by the Plan Agent in non-certificated form. The Plan Agent will forward to each participant any proxy solicitation material and will vote any shares so held only in accordance with proxies returned to the Fund. Any proxy you receive will include all Common Shares you have received under the Plan.

There is no brokerage charge for reinvestment of your dividends or distributions in Common Shares. However, all participants will pay a pro rata share of brokerage commissions incurred by the Plan Agent when it makes open market purchases.

Automatically reinvesting dividends and distributions does not mean that you do not have to pay income taxes due upon receiving dividends and distributions. Capital gains and income are realized, although cash is not received by you. Consult your financial advisor for more information.

If you hold your Common Shares with a brokerage firm that does not participate in the Plan, you will not be able to participate in the Plan and any dividend reinvestment may be effected on different terms than those described above.

The Fund reserves the right to amend or terminate the Plan if in the judgment of the Board of Trustees the change is warranted. There is no direct service charge to participants in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants. Additional information about the Plan may be obtained by writing PFPC Inc., 301 Bellevue Parkway, Wilmington, Delaware 19809.
--------------------------------------------------------------------------------
                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Fund uses to determine how to vote proxies and information on how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; and (3) on the Securities and Exchange Commission's website at http://www.sec.gov.

--------------------------------------------------------------------------------
Additional Information - (Continued)
--------------------------------------------------------------------------------
                     FIRST TRUST/FIDAC MORTGAGE INCOME FUND
                           APRIL 30, 2007 (UNAUDITED)

                               PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available (1) by calling 1-800-988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; (3) on the SEC's website at http://www.sec.gov; and
(4) for review and copying at the SEC's Public Reference Room ("PRR") in Washington, DC. Information regarding the operation of the PRR may be obtained by calling 1-800-SEC-0330.

                               NYSE CERTIFICATION INFORMATION

In accordance with Section 303A-12 of the New York Stock Exchange ("NYSE") Listed Company Manual, the Fund's President has certified to the NYSE that, as of May 10, 2007, he was not aware of any violation by the Fund of NYSE corporate governance listing standards. In addition, the Fund's reports to the SEC on Forms N-CSR and N-Q contain certifications by the Fund's principal executive officer and principal financial officer that relate to the Fund's public disclosure in such reports and are required by Rule 30a-2 under the 1940 Act.

                               BY-LAW AMENDMENTS

On June 12, 2006 and December 10, 2006, the Board of Trustees of the Fund approved certain changes to the By-Laws of the Fund that may have the effect of delaying or preventing a change of control of the Fund including the implementation of a staggered Board of Trustees. These changes were not required to be, and were not, approved by the Fund's shareholders. To receive a copy of the amended By-Laws, investors may call the Fund at 1-800-988-5891.

                SUBMISSION OF MATTERS TO A VOTE OF SHAREHOLDERS

The Joint Annual Meeting of Shareholders of the Common Shares of Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund, Energy Income and Growth Fund, First Trust/Fiduciary Asset Management Covered Call Fund, First Trust/Aberdeen Global Opportunity Income Fund, First Trust/FIDAC Mortgage Income Fund, First Trust Strategic High Income Fund, First Trust Strategic High Income Fund II, First Trust Tax-Advantaged Preferred Income Fund and First Trust/Aberdeen Emerging Opportunity Fund was held on April 16, 2007. At the Annual Meeting, Trustee Keith was elected for a one-year term; Trustees Erickson and Kadlec were elected for two-year terms; and Trustees Bowen and Nielson were elected for three-year terms. The number of votes cast in favor of James A. Bowen was 2,870,244, the number of votes withheld was 194,116 and the number of abstentions was 980,876. The number of votes cast in favor of Niel B. Nielson was 2,864,799, the number of votes withheld was 199,561 and the number of abstentions was 980,876. The number of votes cast in favor of Richard E. Erickson was 2,866,344, the number of votes withheld was 198,016 and the number of abstentions was 980,876. The number of votes cast in favor of Thomas R. Kadlec was 2,865,464, the number of votes withheld was 198,896 and the number of abstentions was 980,876. The number of votes cast in favor of Robert F. Keith was 2,865,534, the number of votes withheld was 198,826 and the number of abstentions was 980,876.

                      ADVISORY AND SUB-ADVISORY AGREEMENTS

BOARD CONSIDERATIONS REGARDING APPROVAL OF INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS

The Board of Trustees of First Trust/FIDAC Mortgage Income Fund (the "Fund"), including the Independent Trustees, unanimously approved the continuation of the Investment Management Agreement (the "Advisory Agreement") between the Fund and First Trust Advisors L.P. (the "Advisor") and the Investment Sub-Advisory Agreement (the "Sub-Advisory Agreement" and together with the Advisory Agreement, the "Agreements") among the Fund, the Advisor and Fixed Income Discount Advisory Company (the "Sub-Advisor"), at a meeting held on March 12, 2007. The Board determined that the terms of the Agreements are fair and reasonable and that the Agreements continue to be in the best interests of the Fund.

To reach this determination, the Board considered its duties under the Investment Company Act of 1940, as amended (the "1940 Act"), as well as under the general principles of state law in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. To assist the Board in its evaluation of the Agreements, the Independent Trustees received a separate report from each of the Advisor and the Sub-Advisor in advance of the Board meeting responding to a request for information from counsel to the Independent Trustees. The reports, among other things, outlined the services provided by the Advisor and the Sub-Advisor (including the relevant personnel responsible for these services and their experience); the advisory and sub-advisory fees for the Fund as compared to fees charged by investment advisors and sub-advisors to comparable funds and as compared to fees charged to other clients of the

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Additional Information - (Continued)
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                     FIRST TRUST/FIDAC MORTGAGE INCOME FUND
                           APRIL 30, 2007 (UNAUDITED)

Advisor and the Sub-Advisor; expenses of the Fund as compared to expense ratios of comparable funds; the nature of expenses incurred in providing services to the Fund and the potential for economies of scale, if any; financial data on the Advisor and the Sub-Advisor; any fallout benefits to the Advisor and the Sub-Advisor; and information on the Advisor's and the Sub-Advisor's compliance programs. The Independent Trustees also met separately with their independent legal counsel to discuss the information provided by the Advisor and the Sub-Advisor. The Board applied its business judgment to determine whether the arrangements between the Fund and the Advisor and among the Fund, the Advisor and the Sub-Advisor are reasonable business arrangements from the Fund's perspective as well as from the perspective of shareholders.

In reviewing the Agreements, the Board considered the nature, quality and extent of services provided by the Advisor and the Sub-Advisor under the Agreements. With respect to the Advisory Agreement, the Board considered that the Advisor is responsible for the overall management and administration of the Fund, including the oversight of the Sub-Advisor. The Board noted the compliance program that had been developed by the Advisor and considered that the compliance program includes policies and procedures for monitoring the Sub-Advisor's compliance with the 1940 Act and the Fund's investment objectives and policies. With respect to the Sub-Advisory Agreement, the Board received a presentation from representatives of the Sub-Advisor discussing the services that the Sub-Advisor provides to the Fund and how the Sub-Advisor meets the Fund's investment objectives. In light of the information presented and the considerations made, the Board concluded that the nature, quality and extent of services provided to the Fund by the Advisor and the Sub-Advisor under the Agreements have been and are expected to remain satisfactory and that the Sub-Advisor has managed the Fund consistent with its investment objectives and policies.

The Board considered the advisory and sub-advisory fees paid under the Agreements. The Board reviewed data prepared by Lipper Inc. ("LIPPER"), an independent source, showing the management fees and expense ratios of the Fund as compared to the management fees and expense ratios of one peer group selected by Lipper and a second peer group selected by the Advisor. The Board discussed with representatives of the Advisor the differences between the two peer groups and the limitations in creating a relevant peer group for the Fund, including the difficulties in comparing funds using different types of leverage. Based on the information provided, the Board noted that the Fund's management fees were in the fifth quintile of both the Lipper peer group and the Advisor peer group and that the Fund's expense ratio was in the fifth quintile of both the Lipper peer group and the Advisor peer group. The Board noted that the Lipper data reflected a fee waiver that is no longer in effect. The Board also considered the sub-advisory fee rate and how it related to the overall management fee structure of the Fund and noted that the Advisor pays the Sub-Advisor out of the advisory fees it receives from the Fund. Finally, the Board considered the advisory fees paid to the Advisor by similar funds, and noted that the Advisor does not provide advisory services to clients with investment objectives and policies similar to the Fund's. The Board also considered information provided by the Sub-Advisor as to the fees it charges to other clients.

The Board also considered the Fund's performance for the one-year period ended December 31, 2006 as compared to the performance of a relevant benchmark index and to a performance universe selected by Lipper. The Board noted that the Fund's performance was in the fifth quintile of the performance universe for the period and that the Fund underperformed its benchmark. The Board noted that unlike the Fund, the other funds in the performance universe take some form of credit risk. In addition, the Board considered that the yield curve had been inverted for much of the time since the Fund began investment operations, and that this had adversely affected the Fund's performance. The Board also considered performance data provided by the Advisor for the one-year and since-inception periods, and considered an analysis prepared by the Advisor on benefits provided by the Fund's leverage. In addition, the Board considered the market price and net asset value performance of the Fund since inception, and compared the Fund's premium/discount to the average and median premium/discount of the Lipper peer group, noting that the Fund's premium/discount was generally indicative of the asset class. The Board concluded that the Fund's performance was reasonable, particularly in light of the Fund's minimal credit risk.

On the basis of all the information provided on the fees, expenses and performance of the Fund, the Board concluded that the advisory and sub-advisory fees were reasonable and appropriate in light of the nature, quality and extent of services provided by the Advisor and Sub-Advisor under the Agreements.

The Board noted that the Advisor has continued to invest in personnel and infrastructure but had not identified any economies of scale realized by the Fund and had indicated that, because the Fund is a closed-end fund that is not issuing more shares other than pursuant to its dividend reinvestment plan, the Advisor believed that any discussion of economies of scale was not meaningful. The Board concluded that the management fee reflects an appropriate level of sharing of any economies of scale. The Board also considered the costs of the services provided and profits realized by the Advisor from serving as investment manager to closed-end funds for the twelve months ended December 31, 2006, as set forth in the materials provided to the Board. The Board noted the inherent limitations in the profitability analysis, and concluded that the Advisor's profitability appeared to be not unreasonable in light of the services provided to the Fund. In addition, the Board considered and discussed any ancillary benefits derived by the Advisor from its relationship with the Fund and noted that the typical fallout benefits to the Advisor such as soft dollars are not present. The Board concluded that any other fallout benefits received by the Advisor or its affiliates would appear to be attenuated.

--------------------------------------------------------------------------------
Additional Information - (Continued)
--------------------------------------------------------------------------------
                     FIRST TRUST/FIDAC MORTGAGE INCOME FUND
                           APRIL 30, 2007 (UNAUDITED)

The Board considered the Sub-Advisor's representation that its business is scalable and that it believes the sub-advisory fee is appropriate.

The Board noted that the Sub-Advisor did not provide data as to the profitability of the Sub-Advisory Agreement to the Sub-Advisor; however, the Board considered that the sub-advisory fee rate was negotiated at arm's length between the Advisor and the Sub-Advisor, an unaffiliated third party. The Board concluded that its consideration of the Advisor's profitability was more relevant. The Board noted that the Sub-Advisor does not maintain any soft-dollar arrangements and that the Sub-Advisor indicated that it does not receive any material fallout benefits from its relationship to the Fund.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined that the terms of the Agreements continue to be fair and reasonable and that the continuation of the Agreements is in the best interests of the Fund. No single factor was determinative in the Board's analysis.

                                 PRIVACY POLICY

The open-end and closed-end funds advised by First Trust Advisors L.P. (each a "FUND") consider your privacy an important priority in maintaining our relationship. We are committed to protecting the security and confidentiality of your personal information.

SOURCES OF INFORMATION

We may collect nonpublic personal information about you from the following sources:

o Information we receive from you or your broker-dealer, investment advisor or financial representative through interviews, applications, agreements or other forms;

o   Information about your transactions with us, our affiliates or others;

o   Information we receive from your inquiries by mail, e-mail or telephone; and

o Information we collect on our website through the use of "cookies." For example, we may identify the pages on our website that your browser requests or visits.

INFORMATION COLLECTED

The type of data we collect may include your name, address, social security number, age, financial status, assets, income, tax information, retirement and estate plan information, transaction history, account balance, payment history, investment objectives, marital status, family relationships and other personal information.

DISCLOSURE OF INFORMATION

We do not disclose any nonpublic personal information about our customers or former customers to anyone, except as permitted by law. The permitted uses include the disclosure of such information to unaffiliated companies for the following reasons:

o In order to provide you with products and services and to effect transactions that you request or authorize, we may disclose your personal information as described above to unaffiliated financial service providers and other companies that perform administrative or other services on our behalf, such as transfer agents, custodians and trustees, or that assist us in the distribution of investor materials such as trustees, banks, financial representatives and printers.

o We may release information we have about you if you direct us to do so, if we are compelled by law to do so, or in other legally limited circumstances (for example to protect your account from fraud).

In addition, in order to alert you to our other financial products and services, we may share your personal information with affiliates of the Fund. Please note, however, that the California Financial Information Privacy Act contains an "opt out" mechanism that California consumers may use to prevent us from sharing nonpublic personal information with affiliates.

--------------------------------------------------------------------------------
Additional Information - (Continued)
--------------------------------------------------------------------------------
                     FIRST TRUST/FIDAC MORTGAGE INCOME FUND
                           APRIL 30, 2007 (UNAUDITED)

CONFIDENTIALITY AND SECURITY

With regard to our internal security procedures, the Fund restricts access to your nonpublic personal information to those individuals who need to know that information to provide products or services to you. We maintain physical, electronic and procedural safeguards to protect your nonpublic personal information.

POLICY UPDATES AND INQUIRIES

As required by federal law, we will notify you of our privacy policy annually. We reserve the right to modify this policy at any time; however, if we do change it, we will tell you promptly.

For questions about our policy, or for additional copies of this notice, please contact us at 1-800-621-1675.

ITEM 2. CODE OF ETHICS.

Not applicable.



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a) Not applicable.

(b) There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this
    Item in the Registrant's  most  recently filed annual report on Form  N-CSR.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

     (a)(1)   Not applicable.

     (a)(2)   Certifications  pursuant to Rule  30a-2(a)  under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b)      Certifications  pursuant to Rule  30a-2(b)  under the 1940 Act and
              Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) FIRST TRUST/FIDAC MORTGAGE INCOME FUND

By (Signature and Title)*  /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                           James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                           (principal executive officer)

Date              JUNE 29, 2007
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                           James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                           (principal executive officer)

Date              JUNE 29, 2007
    ----------------------------------------------------------------------------


By (Signature and Title)* /S/ MARK R. BRADLEY
                         -------------------------------------------------------
                         Mark R. Bradley, Treasurer, Controller, Chief Financial Officer and Chief Accounting Officer
                         (principal financial officer)

Date              JUNE 29, 2007
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.